INTANGIBLE ASSET, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31,	December 31,
	2025	2024
Store operating rights*	$407,511	$403,338
Customer lists	1,564,001	1,547,983
	1,971,512	1,951,321
Accumulated amortization	(870,603)	(295,149)
Balance, end of period	$1,100,909	$1,656,172

*	Store operating rights have an indefinite useful life.

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE RELATED TO CUSTOMER LISTS HELD

The following table outlines the estimated future amortization expense related to customer lists held as of December 31, 2025:

Year ending December 31,
2026	$155,723
2027	146,781
2028	146,781
2029	146,781
2030	97,332
Thereafter	-
Total	$693,398